Financial assets, liabilities and financial results (telecom activities) - Financial assets of telecom activities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current	€ 950	€ 1,516	€ 1,208
Elimination of intersegment amounts [member]
Disclosure of financial assets [line items]
Non-current	€ (27)